Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 404,121	$ 370,325	$ 346,699
Fujian [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	267,393	218,523	197,647
Beijing [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	29,110	36,958	36,365
Zhejiang [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	15,448	15,782	11,466
Guangdong [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	14,130	17,848	22,447
Hubei [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	12,403	9,283	5,471
Others [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 65,637	$ 71,931	$ 73,303